Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table sets forth the fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis based on the three-tier fair value hierarchy.

	Level 1	Level 2	Level 3	Total
As at December 31, 2022
Assets
Cash	$2,363,530	$-	$-	$2,363,530
Long term cash equivalent	22,310	-	-	22,310
Liabilities
Derivative liability – warrants	-	(51)	-	(51)
Total assets (liabilities) measured and recorded at fair value	$2,385,840	($51)	$-	$2,385,789

	Level 1	Level 2	Level 3	Total
As at December 31, 2021
Assets
Cash	$2,078,607	$-	$-	$2,078,607
Long term cash equivalent	23,624	-	-	23,624
Liabilities
Derivative liability – warrants	-	(23,365)	-	(23,365)
Total assets measured and recorded at fair value	$2,102,231	($23,365)	$-	$2,078,866